long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,416.0	$ 2,340.0
Total	42,120.0	40,209.0
Composite long-term debt
long-term debt
Total	26,722.0
Total	11,357.0
Total	38,079.0
Canadian Dollars
long-term debt
Total	18,072.0
Total	8,235.0
Total	26,307.0
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	16,062.0
Future cash outflows in respect of associated interest and like carrying costs	7,800.0
Undiscounted contractual maturities	23,862.0
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	2,010.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	435.0
Undiscounted contractual maturities - Finance leases	2,445.0
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	8,288.0
Future cash outflows in respect of associated interest and like carrying costs	3,114.0
Undiscounted contractual maturities	11,402.0
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	142.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	62.0
Undiscounted contractual maturities - Finance leases	204.0
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(6,869.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,604.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(9,473.0)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	6,851.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,503.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	9,354.0
U.S. Dollars | Composite long-term debt
long-term debt
Total	8,412.0
Total	3,075.0
Total	11,487.0
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	238.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	47.0
Undiscounted contractual maturities - Finance leases	285.0
First year
long-term debt
Total	5,735.0	7,099.0
First year | Composite long-term debt
long-term debt
Total	2,289.0
First year | Canadian Dollars
long-term debt
Total	234.0
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	9.0
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	225.0
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,981.0
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	14.0
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,001.0)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,030.0
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	2,024.0
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	31.0
2 years hence
long-term debt
Total	4,738.0	4,014.0
2 years hence | Composite long-term debt
long-term debt
Total	2,847.0
2 years hence | Canadian Dollars
long-term debt
Total	2,694.0
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	2,266.0
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	428.0
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	74.0
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	24.0
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	98.0
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	55.0
3 years hence
long-term debt
Total	2,411.0	2,182.0
3 years hence | Composite long-term debt
long-term debt
Total	1,488.0
3 years hence | Canadian Dollars
long-term debt
Total	1,346.0
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,023.0
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	323.0
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	74.0
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	25.0
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	99.0
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	43.0
4 years hence
long-term debt
Total	2,705.0	2,436.0
4 years hence | Composite long-term debt
long-term debt
Total	1,782.0
4 years hence | Canadian Dollars
long-term debt
Total	1,685.0
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,461.0
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	224.0
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	37.0
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	26.0
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	63.0
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	34.0
5 years hence
long-term debt
Total	2,697.0	2,382.0
5 years hence | Composite long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,783.0
5 years hence | Canadian Dollars
long-term debt
Total	247.0
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	62.0
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	185.0
5 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,493.0
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	21.0
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,485.0)
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,489.0
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,518.0
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	18.0
5 years hence to 10 years
long-term debt
Total	11,514.0	10,297.0
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	8,900.0
5 years hence to 10 years | Canadian Dollars
long-term debt
Total	5,968.0
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,628.0
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	340.0
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	2,900.0
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	32.0
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,644.0)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,602.0
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	2,890.0
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	42.0
Thereafter
long-term debt
Total	12,320.0	$ 11,799.0
Thereafter | Composite long-term debt
long-term debt
Total	7,633.0
Thereafter | Canadian Dollars
long-term debt
Total	5,898.0
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,613.0
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	285.0
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,729.0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,655.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646.0
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,720.0
Thereafter | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 15.0